General and Administrative Expenditures - Schedule of General and Administrative Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of General and Administrative Expenditures [Abstract]
Share-based compensation	$ 3,903	$ 3,998
Salaries and benefits	2,658	3,007
Office and other	1,127	1,139
Filing and regulatory fees	307	352
Professional fees	1,653	2,274
Professional fees – Royal Gold funding package	3,003
Marketing and travel	292	699
General and Administrative Expenditures	$ 12,943	$ 11,469